Inventory (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Inventory [Abstract]
Inventory impairment	$ 2	¥ 12